14. Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued Liabilities
14.	Accrued Liabilities

Accrued liabilities as of December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
Tax penalty payable (a)	$2,780	$9,670
Other payable	5,024	4,556
Other tax payables	296	774
Accrued expense	707	1,323
Other accrual and payables	370	172
Total accrued liabilities	$9,177	$16,495

(a)	Tax Penalty Payable

The tax penalty payable of $2,780 and $9,670 as of December 31, 2019 and 2018, respectively, represented the accrued tax penalty and interest since the Company was late for filing the United States Federal and State income tax returns for the years ended December 31, 2017 and 2016. The Company recorded a tax penalty of $9,670 as of December 31, 2018 based on best estimation as the Company didn’t receive any result from the United States Internal Revenue Service (“IRS”) by then.

On May 27, 2019 and February 20, 2020, IRS issued a notice to the Company which assessed penalties for Federal income tax for the tax years ended December 31, 2017 and 2016 in the amount of $1,190 and $1,290 plus interest, respectively. Therefore, the Company reversed tax penalty payable of $6,890 for the year ended December 31, 2019 based on IRS notices for Federal income tax and the management reassessment for State income tax. The tax penalty payable for Federal and State income tax plus interest was $2,780 as of December 31, 2019.